Financial risk management	6 Months Ended
Jun. 30, 2026
Financial Risk Management
Financial risk management
17.	Financial risk management:

The Company has exposure to the following risks from its use of financial instruments: credit risk, market risk, liquidity risk, and capital risk. Management, the Board of Directors, and the Audit Committee monitor risk management activities and review the adequacy of such activities. There have been no significant changes to the Company’s risk management strategies since December 31, 2025.

Amounts receivable consist of:

	June 30,	December 31,
	2026	2025

Trade receivables	$853	$1,950
Other miscellaneous receivables	131	138

	$984	$2,088

Trade receivables by geography consist of:

	June 30,	December 31,
	2026	2025

United States	$530	$37
Europe	279	1,913
Asia/Pacific	44	-

	$853	$1,950

An aging of the Company’s trade receivables are as follows:

	June 30,	December 31,
	2026	2025

Current	$656	$1,910
31-60 days	62	38
61-90 days	135	-
Over 91 days	-	2

	$853	$1,950

The balance of the non-current amounts relates to recurring customers and are considered collectible.